UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


FORM N-CSR


CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT
COMPANIES


Investment Company Act file number 811-21162

Name of Fund:  Merrill Lynch Fundamental Growth Principal Protected
               Fund
               Merrill Lynch Principal Protected Trust

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch Fundamental Growth Principal Protected Fund, 800
Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/03

Date of reporting period: 09/01/02 - 08/31/03

Item 1 - Attach shareholder report




(BULL LOGO)
Merrill Lynch Investment Managers


www.mlim.ml.com



Merrill Lynch
Fundamental Growth
Principal Protected Fund



Annual Report
August 31, 2003



This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-MER-FUND (1-800-637-3863); (2) on www.mutualfunds.ml.com; and
(3) on the Securities and Exchange Commission's website at http://www.sec.gov.



Merrill Lynch Fundamental Growth
Principal Protected Fund
Box 9011
Princeton, NJ
08543-9011



Merrill Lynch Fundamental Growth Principal Protected Fund


Portfolio Information As of August 31, 2003 (unaudited)


Ten Largest Holdings                       Percent of
(Equity Investments)                       Net Assets

Intel Corporation                              2.9%
General Electric Company                       2.6
Cisco Systems, Inc.                            1.9
3M Co.                                         1.6
Lowe's Companies, Inc.                         1.3
Medtronic, Inc.                                1.1
Amgen Inc.                                     1.0
Citigroup Inc.                                 1.0
United Parcel Service, Inc. (Class B)          1.0
YUM! Brands, Inc.                              0.9


Five Largest Industries                    Percent of
(Equity Investments)*                      Net Assets

Specialty Retail                               5.9%
Industrial Conglomerates                       4.2
Semiconductors & Semiconductor Equipment       4.2
Health Care Equipment & Supplies               4.1
Hotels, Restaurants & Leisure                  3.2

*For Fund compliance purposes, "Industries" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.


Geographic Allocation of Stocks &          Percent of
Fixed Income Securities*                   Net Assets

United States                                 97.2%
Switzerland                                    0.8
Canada                                         0.5
Japan                                          0.5

*Total may not equal 100%.



Electronic Delivery


The Fund is now offering electronic delivery of communications to its shareholders. In order to receive this service, you must register your account and provide us with e-mail information.
To sign up for this service, simply access this website http://www.icsdelivery.com/live and follow the instructions. When you visit this site, you will obtain a personal identification number (PIN). You will need this PIN should you wish to update your e-mail address, choose to discontinue this service and/or make any other changes to the service. This service is not available for certain retirement accounts at this time.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



A Letter From the President


Dear Shareholder

Now more than half behind us, 2003 has been a meaningful year in many respects. After three sub par years for equity markets, we finally saw hopeful signs for a sustained economic recovery and an accompanying market upturn.

The most significant development through the end of August was the conclusion of all-out war in Iraq. As combat gave way to restructuring, oil prices dropped. At the same time, credit spreads tightened and the spring brought some of the most promising months for equities since last October. Many companies began to show improving earnings, and consumer confidence strengthened. Although oil prices have since returned to higher levels, economic recovery remains a high priority for the President, Congress and the Federal Reserve Board--all of whom have taken steps aimed at reviving the economy and drawing investors back to the markets.

The events and efforts of the past several months appear to have made an impression on investors and the markets. The S&P 500 Index, which was in negative territory for the six-month period ended February 28, 2003, returned +20.88% in the six months that followed. Nasdaq posted a modest positive return for the six months ended February 28, 2003, but returned a meaningful +35.36% in the six months ended August 31, 2003.

Against this backdrop, our portfolio managers continued to work diligently to deliver on our commitment to provide superior performance within reasonable expectations for risk and return. This included striving to outperform our peers and the market indexes. With that said, remember also that the advice and guidance of a skilled financial advisor often can mean the difference between fruitful and fruitless investing. A financial professional can help you choose those investments that will best serve you as you plan for your financial future.

Finally, I am proud to premiere a new look to our shareholder communications. Our portfolio manager commentaries have been trimmed and organized in such a way that you can get the information you need at a glance, in plain language. Today's markets are confusing enough. We want to help you put it all in perspective. The report's new size also allows us certain mailing efficiencies. Any cost savings in production or postage are passed on to the Fund and, ultimately, to Fund shareholders.

We thank you for trusting Merrill Lynch Investment Managers with your investment assets, and we look forward to serving you in the months and years ahead.


Sincerely,



(Terry K. Glenn)
Terry K. Glenn
President and Trustee



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



A Discussion With Your Fund's Portfolio Manager


Although Fund performance lagged that of its equity benchmarks, the Fund met its objective of preserving investor principal and provided modest capital appreciation.


How has the Fund performed since its inception in light of the existing market conditions?

Since its inception on November 13, 2002 through August 31, 2003, Merrill Lynch Fundamental Growth Principal Protected Fund's Class A, Class B, Class C and Class I Shares had total returns of +3.90%, +3.20%, +3.20% and +4.10%, respectively. (Fund results shown do not reflect sales charges and would be lower if sales charges were included. Complete performance information can be found on pages
6 - 8 of this report to shareholders.) The Fund's unmanaged benchmarks, the Standard & Poor's 500 (S&P 500) Index and the S&P 500/Barra Growth Index, had total returns of +15.87% and +12.17%, respectively, for the same period.

Because the Fund incorporates a fixed income component, it will, at times, outperform or underperform its all-equity benchmarks. As of August 31, 2003, the Fund's allocation was 47.2% in equities and 51.8% in fixed income securities. We use a mathematical formula to determine the allocation between these two components with the objective of preserving the principal value of Fund shares. As stocks rallied this spring, the Fund's returns underperformed those of its benchmarks as a result of the Fund's overweight fixed income position. A sharp back-up in interest rates in July also contributed to the relative underperformance.


What changes were made to the portfolio during the period?

The allocation between the portfolio's equity and bond components has varied since the Fund's inception, with the equity allocation ranging from 27% to 50% of portfolio assets and the fixed income allocation ranging from 50% to 73% as we saw interest rates change in a somewhat volatile market. During the period, the Fund's fixed income component was invested in U.S. Treasury zero coupon bonds set to mature close to the expiration of the Fund, which is seven years from its commencement of operations (November 13, 2009).

In terms of the Fund's equity portfolio, in late March 2003, we conducted a forward-looking analysis of the business fundamentals of many of the largest-capitalization companies in the portfolio. Based on our analysis, we began to move the portfolio toward companies with smaller average stock market capitalizations because we believe these companies could offer greater growth potential. Of course, we continued to focus on high quality in terms of management, financials and caliber of products and/or services as well as on the individual companies' prospects for above-average earnings growth and investment returns.

In implementing this shift in strategy, we added several new stocks to the portfolio. These included: International Game Technology, InterActiveCorp, eBay Inc., Ross Stores Inc., Tiffany & Co., PETsMART, Inc., Coach, Inc., Nike, Inc., SUPERVALU Inc., Devon Energy Corporation, Citigroup Inc., Gilead Sciences, Inc., DENTSPLY International Inc., Anthem Inc., UnitedHealth Group Incorporated, Wellpoint Health Networks Inc., Forest Laboratories, Inc., Hewitt Associates, Inc., General Electric Company, ITT Industries, Inc., Affiliated Computer Associates, Inc., Altera Corporation, Xilinx, Inc., Citrix Systems Inc., Mercury Interactive Corporation and Nortel Networks Corporation.

The equity portfolio's average weighted market capitalization on August 31, 2003 was approximately $50 billion, down from almost $80 billion at the Fund's inception. Since their addition to the portfolio, many of the new stocks have contributed positively to absolute and relative performance.


How would you characterize the portfolio's position at the close of the period?

Our goal is to seek to protect the original principal value of shares, while also offering some capital appreciation potential. To this end, the allocation between the Fund's fixed income and equity components will continue to vary as market conditions change. At the close of the period, the Fund's allocation favored fixed income by a modest margin.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



At August 31, 2003, the Fund's equity portfolio was structured to benefit from an anticipated improvement in the real rate of growth in consumer spending and expectations of more robust growth in corporate and small business capital spending. We believe that increased Federal spending, which is geared toward homeland security and Defense Department supplies, could continue at elevated levels as the post-war rebuilding effort in Iraq requires more U.S. involvement than initially anticipated.

The portfolio is most overweight relative to its equity benchmarks in the consumer discretionary sector, where we are focused on stocks in specialty retailing, restaurants, media and Internet retailers.


Lawrence R. Fuller
Vice President and Equity Portfolio Manager


September 11, 2003



Effective April 14, 2003, the share class names for the Merrill Lynch family of mutual funds were changed to be consistent with the standard share classes of most other mutual fund families. As of that date, all Class A Shares were redesignated Class I Shares. At the same time, Class D Shares were redesignated Class A Shares. There are no changes to the Class B or Class C share class labels. Trading symbols have not changed nor have current eligibility rules or pricing structures. This redesignation of share classes does not impact your investment in any way.



If you would like a copy, free of charge, of the most recent annual or quarterly report of Main Place Funding, LLC, the Warranty
Provider, or its parent corporation, Bank of America Corporation, please contact the Fund at 1-800-MER-FUND.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



Performance Data


About Fund Performance


Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares.
Investors are able to purchase shares of the Fund through multiple pricing alternatives:

* Class A Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

* Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class A Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

* Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

* Class I Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class I Shares are available only to eligible investors.

None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in each of the following tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders.


Recent Performance Results

                                                                 6-Month      Since Inception
As of August 31, 2003                                          Total Return     Total Return
ML Fundamental Growth Principal Protected Fund Class A Shares*    + 5.17%          + 3.90%
ML Fundamental Growth Principal Protected Fund Class B Shares*    + 4.67           + 3.20
ML Fundamental Growth Principal Protected Fund Class C Shares*    + 4.67           + 3.20
ML Fundamental Growth Principal Protected Fund Class I Shares*    + 5.26           + 4.10
Standard & Poor's 500 Index**                                     +20.88           +15.87
Standard & Poor's 500/Barra Growth Index***                       +17.96           +12.17

*Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The
Fund's inception date is 11/13/02.

**This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly
NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues. Since inception total return is from 11/13/02.

***This unmanaged Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 Index that have higher price-to-book ratios. Since inception total return is from 11/13/02.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



Performance Data (continued)


TOTAL RETURN BASED ON A $10,000 INVESTMENT


A line graph illustrating the growth of a $10,000 investment in ML Fundamental Growth Principal Protected Fund++ Class A and Class B Shares* compared to a similar investment in Standard & Poor's 500 Index++++ and Standard & Poor's 500/Barra Growth Index++++++. Values illustrated are as follows:


ML Fundamental Growth Principal Protected Fund++
Class A Shares*

Date                              Value

11/13/2002**                    $ 9,475.00
August 1993                     $ 9,845.00


ML Fundamental Growth Principal Protected Fund++
Class B Shares*

Date                              Value

11/13/2002**                    $10,000.00
August 1993                     $ 9,920.00


Standard & Poor's 500 Index++++

Date                              Value

11/13/2002**                    $10,000.00
August 1993                     $11,587.00


Standard & Poor's 500/Barra Growth Index++++++

Date                              Value

11/13/2002**                    $10,000.00
August 1993                     $11,217.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++ML Fundamental Growth Principal Protected Fund consists primarily of common stocks and U.S. Treasury bonds, including zero coupon bonds.

++++This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

++++++This unmanaged Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 Index that have higher price-to-book ratios.

Past performance is not predictive of future performance.



Average Annual Total Return


                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class A Shares*

Inception (11/13/02)
through 8/31/03                          +3.90%           -1.55%

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



                                       % Return          % Return
                                     Without CDSC      With CDSC**
Class B Shares*

Inception (11/13/02)
through 8/31/03                          +3.20%           -0.80%

*Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.

**Assuming payment of applicable contingent deferred sales charge.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



Performance Data (concluded)


TOTAL RETURN BASED ON A $10,000 INVESTMENT


A line graph illustrating the growth of a $10,000 investment in ML Fundamental Growth Principal Protected Fund++ Class C and Class I Shares* compared to a similar investment in Standard & Poor's 500 Index++++ and Standard & Poor's 500/Barra Growth Index++++++. Values illustrated are as follows:


ML Fundamental Growth Principal Protected Fund++
Class C Shares*

Date                              Value

11/13/2002**                    $10,000.00
August 1993                     $10,220.00


ML Fundamental Growth Principal Protected Fund++
Class I Shares*

Date                              Value

11/13/2002**                    $ 9,475.00
August 1993                     $ 9,864.00


Standard & Poor's 500 Index++++

Date                              Value

11/13/2002**                    $10,000.00
August 1993                     $11,587.00


Standard & Poor's 500/Barra Growth Index++++++

Date                              Value

11/13/2002**                    $10,000.00
August 1993                     $11,217.00


*Assuming maximum sales charge, transaction costs and other operating expenses, including advisory fees.

**Commencement of operations.

++ML Fundamental Growth Principal Protected Fund consists primarily of common stocks and U.S. Treasury bonds, including zero coupon bonds.

++++This unmanaged Index covers 500 industrial, utility, transportation and financial companies of the U.S. markets (mostly NYSE issues) representing about 75% of NYSE market capitalization and 30% of NYSE issues.

++++++This unmanaged Index is a capitalization-weighted index of all stocks in the Standard & Poor's 500 Index that have higher price-to-book ratios.

Past performance is not predictive of future performance.



Average Annual Total Return


                                       % Return          % Return
                                     Without CDSC      With CDSC**
Class C Shares*

Inception (11/13/02)
through 8/31/03                          +3.20%           +2.20%

*Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.

**Assuming payment of applicable contingent deferred sales charge.



                                   % Return Without   % Return With
                                     Sales Charge     Sales Charge**
Class I Shares*

Inception (11/13/02)
through 8/31/03                          +4.10%           -1.36%

*Maximum sales charge is 5.25%.

**Assuming maximum sales charge.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003


Schedule of Investments

                                                                                                                 Percent of
Industry*             Shares Held   Common Stocks                                                     Value      Net Assets
Aerospace & Defense        23,800   General Dynamics Corporation                                  $    2,049,418       0.8%

Air Freight & Logistics    38,600   United Parcel Service, Inc. (Class B)                              2,422,536       1.0

Beverages                  22,800   Anheuser-Busch Companies,  Inc.                                    1,175,112       0.5

Biotechnology              39,500   ++Amgen Inc.                                                       2,603,050       1.0
                           29,200   ++Gilead Sciences, Inc.                                            1,947,640       0.8
                                                                                                  --------------     ------
                                                                                                       4,550,690       1.8

Capital Markets            28,600   Northern Trust Corporation                                         1,208,064       0.5
                           34,300   State Street Corporation                                           1,507,485       0.6
                           49,300   T. Rowe Price Group Inc.                                           2,095,250       0.8
                                                                                                  --------------     ------
                                                                                                       4,810,799       1.9

Chemicals                  66,800   Ecolab Inc.                                                        1,722,772       0.7

Commercial Services        23,400   ++Apollo Group, Inc. (Class A)                                     1,499,238       0.6
& Supplies                 32,000   ++Career Education Corporation                                     1,444,160       0.6
                           13,900   ++Hewitt Associates, Inc. (Class A)                                  346,805       0.1
                                                                                                  --------------     ------
                                                                                                       3,290,203       1.3

Communications            251,700   ++Cisco Systems, Inc.                                              4,820,055       1.9
Equipment                 399,600   ++Nortel Networks Corporation                                      1,298,700       0.5
                                                                                                  --------------     ------
                                                                                                       6,118,755       2.4

Computers & Peripherals    52,900   Hewlett-Packard Company                                            1,053,768       0.4
                           26,700   ++SanDisk Corporation                                              1,614,282       0.6
                                                                                                  --------------     ------
                                                                                                       2,668,050       1.0

Containers & Packaging     22,800   Ball Corporation                                                   1,203,840       0.5

Diversified Financial      57,100   Citigroup Inc.                                                     2,475,285       1.0
Services

Energy Equipment           31,800   ++BJ Services Company                                              1,188,366       0.5
& Service                  41,400   Baker Hughes Incorporated                                          1,385,244       0.5
                                                                                                  --------------     ------
                                                                                                       2,573,610       1.0

Food Products              71,000   Archer-Daniels-Midland Company                                       984,770       0.4

Food & Staples             59,800   SUPERVALU Inc.                                                     1,441,180       0.6
Retailing                  39,800   SYSCO Corporation                                                  1,252,108       0.5
                                                                                                  --------------     ------
                                                                                                       2,693,288       1.1

Health Care Equipment      39,800   Alcon, Inc.                                                        2,079,550       0.8
& Supplies                 33,900   ++Boston Scientific Corporation                                    2,037,390       0.8
                           25,900   DENTSPLY International Inc.                                        1,133,125       0.5
                           57,200   Medtronic, Inc.                                                    2,835,976       1.1
                           14,800   Stryker Corporation                                                1,121,840       0.4
                           20,800   ++Varian Medical Systems, Inc.                                     1,161,680       0.5
                                                                                                  --------------     ------
                                                                                                      10,369,561       4.1

Health Care Providers      17,800   ++Anthem, Inc.                                                     1,302,960       0.5
& Services                 30,000   UnitedHealth Group Incorporated                                    1,482,900       0.6
                           18,400   ++WellPoint Health Networks Inc.                                   1,435,200       0.6
                                                                                                  --------------     ------
                                                                                                       4,221,060       1.7



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003


Schedule of Investments (continued)

                                                                                                                 Percent of
Industry*             Shares Held   Common Stocks                                                     Value      Net Assets
Hotels, Restaurants        34,100   ++Brinker International, Inc.                                 $    1,166,220       0.5%
& Leisure                  66,600   International Game Technology                                      1,720,944       0.7
                           28,800   ++Krispy Kreme Doughnuts, Inc.                                     1,270,944       0.5
                           53,800   ++Starbucks Corporation                                            1,530,072       0.6
                           79,400   ++YUM! Brands, Inc.                                                2,354,210       0.9
                                                                                                  --------------     ------
                                                                                                       8,042,390       3.2

IT Services                27,600   ++Affiliated Computer Services, Inc. (Class A)                     1,369,236       0.5
                           32,000   First Data Corporation                                             1,228,800       0.5
                           11,700   Paychex, Inc.                                                        421,200       0.2
                                                                                                  --------------     ------
                                                                                                       3,019,236       1.2

Industrial Conglomerates   29,500   3M Co.                                                             4,202,865       1.6
                          220,100   General Electric Company                                           6,508,357       2.6
                                                                                                  --------------     ------
                                                                                                      10,711,222       4.2

Internet & Catalog         34,800   ++eBay Inc.                                                        1,932,444       0.8
Retail                     34,000   ++InterActiveCorp                                                  1,258,340       0.5
                                                                                                  --------------     ------
                                                                                                       3,190,784       1.3

Machinery                  20,200   ITT Industries, Inc.                                               1,314,616       0.5

Media                      52,300   ++Fox Entertainment Group, Inc. (Class A)                          1,651,634       0.7

Office Electronics         25,000   Canon, Inc.                                                        1,202,005       0.5

Oil & Gas                  22,800   Devon Energy Corporation                                           1,179,900       0.5

Pharmaceuticals            22,100   ++Forest Laboratories, Inc.                                        1,038,700       0.4

Semiconductors             77,700   ++Altera Corporation                                               1,743,588       0.7
& Semiconductor           257,400   Intel Corporation                                                  7,366,788       2.9
Equipment                  43,900   ++Xilinx, Inc.                                                     1,353,876       0.6
                                                                                                  --------------     ------
                                                                                                      10,464,252       4.2

Software                   60,500   ++Citrix Systems, Inc.                                             1,245,695       0.5
                           14,400   ++Electronic Arts Inc.                                             1,292,400       0.5
                           29,000   ++Mercury Interactive Corporation                                  1,272,810       0.5
                           26,500   ++Symantec Corporation                                             1,521,895       0.6
                                                                                                  --------------     ------
                                                                                                       5,332,800       2.1

Specialty Retail           16,600   ++AutoZone, Inc.                                                   1,523,880       0.6
                           38,000   ++Bed, Bath & Beyond Inc.                                          1,635,140       0.6
                           62,100   Lowe's Companies, Inc.                                             3,406,806       1.3
                           83,900   PETsMART, Inc.                                                     2,006,888       0.8
                           16,200   ++Rent A Center Inc.                                               1,301,994       0.5
                           29,000   Ross Stores, Inc.                                                  1,461,020       0.6
                           64,300   The TJX Companies, Inc.                                            1,392,738       0.6
                           56,900   Tiffany & Co.                                                      2,214,548       0.9
                                                                                                  --------------     ------
                                                                                                      14,943,014       5.9

Textiles, Apparel          35,300   ++Coach, Inc.                                                      2,048,812       0.8
& Luxury Goods             24,000   Nike, Inc. (Class B)                                               1,367,520       0.5
                                                                                                  --------------     ------
                                                                                                       3,416,332       1.3

                                    Total Common Stocks
                                    (Cost--$104,349,074)                                             118,836,634      47.2


                             Face
                           Amount   U.S. Government Obligations
                                    U.S. Treasury STRIPS (a)(b):
                     $ 11,398,000      2.993% due 8/15/2009                                            9,092,926       3.6
                      153,111,000      3.677% due 11/15/2009                                         121,288,716      48.2

                                    Total U.S. Government Obligations
                                    (Cost--$131,703,887)                                             130,381,642      51.8



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003


Schedule of Investments (concluded)
                                                                                                                 Percent of
              Beneficial Interest   Short-Term Securities                                             Value      Net Assets
                       $2,409,876   Merrill Lynch Liquidity Series, LLC
                                    Cash Sweep Series I (c)                                       $    2,409,876       1.0%

                                    Total Short-Term Securities
                                    (Cost--$2,409,876)                                                 2,409,876       1.0

Total Investments (Cost--$238,462,837)                                                               251,628,152     100.0
Other Assets Less Liabilities                                                                             80,292       0.0
                                                                                                  --------------     ------
Net Assets                                                                                        $  251,708,444     100.0%
                                                                                                  ==============     ======

*For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease. These industry classifications are unaudited.

++Non-income producing security.

(a)Separately Traded Registered Interest and Principal of Securities
(STRIPS).

(b)Represents a zero coupon bond; the interest rate shown reflects the discount rate paid at the time of purchase by the Fund.

(c)Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) are as follows:

                                                       Dividend/
                                         Net            Interest
Affiliate                              Activity          Income

Merrill Lynch Liquidity Series,
LLC Cash Sweep Series I             $2,409,876          $70,487
Merrill Lynch Liquidity Series,
LLC Money Market Series                     --          $ 7,667
Merrill Lynch Premier
Institutional Fund                          --          $ 5,981

See Notes to Financial Statements.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003


Statement of Assets and Liabilities

As of August 31, 2003
Assets

               Investments, at value (identified cost--$238,462,837)                                         $  251,628,152
               Receivables:
                 Securities sold                                                           $    2,457,542
                 Dividends                                                                         60,843
                 Interest                                                                           3,918         2,522,303
                                                                                           --------------
               Prepaid registration fees and other assets                                                           107,785
                                                                                                             --------------
               Total assets                                                                                     254,258,240
                                                                                                             --------------

Liabilities

               Payables:
                 Securities purchased                                                           1,644,969
                 Capital shares redeemed                                                          363,823
                 Distributor                                                                      174,448
                 Financial warranty fee                                                           160,410
                 Investment adviser                                                               117,984
                 Other affiliates                                                                  41,445         2,503,079
                                                                                           --------------
               Accrued expenses and other liabilities                                                                46,717
                                                                                                             --------------
               Total liabilities                                                                                  2,549,796
                                                                                                             --------------

Net Assets

               Net assets                                                                                    $  251,708,444
                                                                                                             ==============

Net Assets Consist of

               Paid-in capital, unlimited number of shares authorized                                        $  242,750,705
               Undistributed investment income--net                                        $      188,905
               Accumulated realized capital losses on investments--net                        (4,391,154)
               Unrealized appreciation on investments and foreign currency
               transactions--net                                                               13,159,988
                                                                                           --------------
               Total accumulated earnings--net                                                                    8,957,739
                                                                                                             --------------
               Net assets                                                                                    $  251,708,444
                                                                                                             ==============

Net Asset Value

               Class A--Based on net assets of $15,668,472 and 1,510,154 shares
               outstanding                                                                                   $        10.38
                                                                                                             ==============
               Class B--Based on net assets of $117,426,289 and 11,386,863 shares
               outstanding                                                                                   $        10.31
                                                                                                             ==============
               Class C--Based on net assets of $101,110,531 and 9,804,936 shares
               outstanding                                                                                   $        10.31
                                                                                                             ==============
               Class I--Based on net assets of $17,503,152 and 1,683,690 shares
               outstanding                                                                                   $        10.40
                                                                                                             ==============

See Notes to Financial Statements.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003


Statement of Operations

For the Period November 13, 2002++ to August 31, 2003
Investment Income

               Interest                                                                                      $    4,476,436
               Dividends (net of $1,482 foreign withholding tax)                                                    672,682
               Securities lending--net                                                                               13,648
                                                                                                             --------------
               Total income                                                                                       5,162,766
                                                                                                             --------------

Expenses

               Financial warranty fee                                                      $    1,660,476
               Investment advisory fees                                                         1,330,655
               Account maintenance and distribution fees--Class B                                 936,115
               Account maintenance and distribution fees--Class C                                 816,047
               Offering costs                                                                     390,275
               Transfer agent fees--Class B                                                       114,287
               Transfer agent fees--Class C                                                       101,850
               Accounting services                                                                101,455
               Account maintenance fees--Class A                                                   33,127
               Trustees' fees and expenses                                                         27,873
               Custodian fees                                                                      26,083
               Professional fees                                                                   22,629
               Transfer agent fees--Class I                                                        17,166
               Transfer agent fees--Class A                                                        14,029
               Registration fees                                                                   13,716
               Printing and shareholder reports                                                    11,099
               Pricing fees                                                                           982
               Other                                                                               13,811
                                                                                           --------------
               Total expenses before waiver                                                     5,631,675
               Waiver of expenses                                                                 (8,321)
                                                                                           --------------
               Total expenses after waiver                                                                        5,623,354
                                                                                                             --------------
               Investment loss--net                                                                               (460,588)
                                                                                                             --------------

Realized & Unrealized Gain (Loss) on Investments--Net

               Realized losson investments--net                                                                 (4,391,154)
               Unrealized appreciation/depreciation on:
                 Investments--net                                                              13,165,315
                 Foreign currency transactions--net                                               (5,327)        13,159,988
                                                                                           --------------    --------------
               Total realized and unrealized gain on investments and foreign currency
               transactions--net                                                                                  8,768,834
                                                                                                             --------------
               Net Increase in Net Assets Resulting from Operations                                          $    8,308,246
                                                                                                             ==============

++Commencement of operations.

See Notes to Financial Statements.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003


Statement of Changes in Net Assets
                                                                                                             For the Period
                                                                                                              November 13,
                                                                                                               2002++ to
                                                                                                               August 31,
Increase (Decrease) in Net Assets:                                                                                2003
Operations

               Investment loss--net                                                                          $    (460,588)
               Realized loss on investments--net                                                                (4,391,154)
               Unrealized appreciation/depreciation on investments and foreign currency transactions--net        13,159,988
                                                                                                             --------------
               Net increase in net assets resulting from operations                                               8,308,246
                                                                                                             --------------

Dividends to Shareholders

               Investment income--net:
                 Class A                                                                                           (16,518)
                 Class B                                                                                          (112,921)
                 Class C                                                                                           (99,164)
                 Class I                                                                                           (21,410)

                                                                                                             --------------
               Net decrease in net assets resulting from dividends to shareholders                                (250,013)
                                                                                                             --------------

Capital Share Transactions

               Net increase in net assets derived from capital share transactions                               243,550,211
                                                                                                             --------------

Net Assets

               Total increase in net assets                                                                     251,608,444
               Beginning of period                                                                                  100,000
                                                                                                             --------------
               End of period*                                                                                $  251,708,444
                                                                                                             ==============
                 *Undistributed investment income--net                                                       $      188,905
                                                                                                             ==============

++Commencement of operations.

See Notes to Financial Statements.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003

Financial Highlights

The following per share data and ratios have been derived                        For the Period November 13, 2002++
from information provided in the financial statements.                                   to August 31, 2003

Increase (Decrease) in Net Asset Value:                                  Class A++++    Class B      Class C  Class I++++++
Per Share Operating Performance
               Net asset value, beginning of period                       $    10.00   $    10.00   $    10.00   $    10.00
                                                                          ----------   ----------   ----------   ----------
               Investment income (loss)--net                                     .04        (.03)        (.03)          .06
               Realized and unrealized gain on investments and foreign
               currency transactions--net                                        .35          .35          .35          .35
                                                                          ----------   ----------   ----------   ----------
               Total from investment operations                                  .39          .32          .32          .41
                                                                          ----------   ----------   ----------   ----------
               Less dividends from investment income--net                      (.01)        (.01)        (.01)        (.01)
                                                                          ----------   ----------   ----------   ----------
               Net asset value, end of period                             $    10.38   $    10.31   $    10.31   $    10.40
                                                                          ==========   ==========   ==========   ==========

Total Investment Return**

               Based on net asset value per share                           3.90%+++     3.20%+++     3.20%+++     4.10%+++
                                                                          ==========   ==========   ==========   ==========

Ratios to Average Net Assets

               Expenses, net of waiver                                        2.11%*       2.88%*       2.88%*       1.86%*
                                                                          ==========   ==========   ==========   ==========
               Expenses                                                       2.11%*       2.88%*       2.88%*       1.86%*
                                                                          ==========   ==========   ==========   ==========
               Investment income (loss)--net                                   .41%*      (.36%)*      (.36%)*        .67%*
                                                                          ==========   ==========   ==========   ==========

Supplemental Data

               Net assets, end of period (in thousands)                   $   15,668   $  117,426   $  101,111   $   17,503
                                                                          ==========   ==========   ==========   ==========
               Portfolio turnover                                            106.91%      106.91%      106.91%      106.91%
                                                                          ==========   ==========   ==========   ==========

*Annualized.

**Total investment returns exclude the effects of sales charges.

++Commencement of operations.

++++Effective April 14, 2003, Class D Shares were redesignated Class
A Shares.

++++++Effective April 14, 2003, Class A Shares were redesignated
Class I Shares.

+++Aggregate total investment return.

See Notes to Financial Statements.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



Notes to Financial Statements


1. Significant Accounting Policies:
Merrill Lynch Fundamental Growth Principal Protected Fund (the "Fund") is part of Merrill Lynch Principal Protected Trust (the "Trust"). Under the Investment Company Act of 1940, as amended, the Fund is diversified and the Trust is registered as an open-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. Shares of the Fund were offered during the initial offering period but will not be offered during the Guarantee Period from November 13, 2002 through November 13, 2009 (the "Guarantee Maturity Date"), except in connection with reinvestment of dividends and distributions. The Fund will be offered on a continuous basis after the Guarantee Maturity Date without the principal protection feature. The Fund offers multiple classes of shares. Effective April 14, 2003, Class A Shares were redesignated Class I Shares and Class D Shares were redesignated Class A Shares. The Fund's financial statements and financial highlights contained within this report reflect the new share class redesignation. Shares of Class A and Class I are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class A, Class B and Class C Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class) and realized and unrealized gains and losses on investments and foreign currency transactions are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges or the Nasdaq National Market are valued at the last sale price or official closing price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price for long positions, and at the last available ask price for short positions. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Fund's Board of Trustees. Occasionally, events affecting the values of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the market on which such securities trade) and the close of business on the NYSE. If events (for example, company announcement, natural disasters, market volatility) occur during such periods that are expected to materially affect the value for such securities, those securities may be valued at their fair market value as determined in good faith by the Fund's Board of Trustees or by the investment adviser using a pricing service and/or procedures approved by the Board of Trustees of the Fund.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



Notes to Financial Statements (continued)


(b) Derivative financial instruments--The Fund may engage in various portfolio strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movement and movements in the securities markets. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

* Financial futures contracts--The Fund may purchase or sell financial futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

* Options--The Fund is authorized to write and purchase call and put options. When the Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Fund enters into a closing transaction), the Fund realizes a gain or loss on the option to the extent of the premiums received or paid (or gain or loss to the extent the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into U.S. dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(e) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Fund has determined the ex-dividend date. Interest income is recognized on the accrual basis.

(f) Prepaid registration fees--Prepaid registration fees will be amortized over a 12-month period beginning with the commencement of operations of the Fund.

(g) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



Notes to Financial Statements (continued)


(h) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(i) Reclassification--Accounting principles generally accepted in the United States of America require that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. Accordingly, the current year's permanent book/tax difference of $899,506 has been reclassified between paid-in capital in excess of par and undistributed net investment income. This reclassification has no effect on net assets or net asset values per share.

(j) Offering costs--Prepaid offering costs will be amortized over a 12-month period beginning with the commencement of operations of the Fund.


2. Investment Advisory Agreement and Transactions with Affiliates:
The Fund has entered into an Investment Advisory Agreement with Merrill Lynch Investment Managers, L.P. ("MLIM"). The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

MLIM is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at the annual rate of .65% of the Fund's average daily net assets. MLIM has entered into a contractual arrangement with the Fund under which the expenses incurred by each class of shares of the Fund (excluding distribution and/or account maintenance fees) will not exceed 1.99%. This arrangement has a one-year term and is renewable. For the period November 13, 2002 to August 31, 2003, MLIM earned fees of $1,330,655, of which $8,321 was waived.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:


                                  Account
                              Maintenance       Distribution
                                      Fee                Fee

Class A                              .25%                 --
Class B                              .25%               .75%
Class C                              .25%               .75%


Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of
ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class A, Class B and Class C shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

The Trust, on behalf of the Fund, has entered into a Financial Warranty Agreement with Main Place Funding, LLC (the "Warranty Provider"). The Financial Warranty Agreement is intended to make sure that on the Guarantee Maturity Date, each shareholder of the Fund will be entitled to redeem his or her shares for an amount no less than the initial value of that shareholder's account (less expenses and sales charges not covered by the Financial Warranty Agreement), provided that all dividends and distributions received from the Fund have been reinvested and no shares have been redeemed (the "Guaranteed Amount"). The Fund will pay to the Warranty Provider, under the Financial Warranty Agreement, an annual fee equal to .80% of the Fund's average daily net assets during the Guarantee Period. If the value of the Fund's assets on the Guarantee Maturity Date is insufficient to result in the value of each shareholder's account being at least equal to the shareholder's Guaranteed Amount, the Warranty Provider will pay the Fund an amount sufficient to make sure that each shareholder's account can be redeemed for an amount equal to his or her Guaranteed Amount.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



Notes to Financial Statements (continued)


For the period November 13, 2002 to August 31, 2003, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class A Shares as follows:


                                     FAMD             MLPF&S

Class A                           $34,131           $669,665


For the period November 13, 2002 to August 31, 2003, MLPF&S received contingent deferred sales charges of $146,627 and $59,756 relating to transactions in Class B and Class C Shares, respectively.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund also has retained Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. MLIM, LLC may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by MLIM, LLC or in registered money market funds advised by MLIM or its affiliates. For the period November 13, 2002 to August 31, 2003, MLIM, LLC received $5,849 in securities lending agent fees.

In addition, MLPF&S received $69,608 in commissions on the execution of portfolio security transactions for the Fund for the period
November 13, 2002 to August 31, 2003.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

For the period November 13, 2002 to August 31, 2003, the Fund reimbursed MLIM $4,872 for certain accounting services.

Certain officers and/or Trustees of the Fund are officers and/or directors of MLIM, FDS, PSI, FAMD, and/or ML & Co.


3. Investments:
Purchases and sales of investments, excluding short-term securities, for the period November 13, 2002 to August 31, 2003 were
$508,112,355 and $272,043,504, respectively.

Net realized losses for the period November 13, 2002 to August 31, 2003 and net unrealized gains (losses) as of August 31, 2003 were as follows:

                                        Realized         Unrealized
                                          Losses     Gains (Losses)


Long-term investments            $   (4,391,154)     $   13,165,315
Foreign currency transactions                 --            (5,327)
                                 ---------------    ---------------
Total                            $   (4,391,154)     $   13,159,988
                                 ===============     ==============


As of August 31, 2003, net unrealized appreciation for Federal income tax purposes aggregated $10,904,094, of which $13,832,475 related to appreciated securities and $2,928,381 related to depreciated securities. At August 31, 2003, the aggregate cost of investments for Federal income tax purposes was $240,724,058.


4. Capital Share Transactions:
Net increase in net assets derived from capital share transactions was $243,550,211 for the period November 13, 2002 to August 31,
2003.

Transactions in capital shares for each class were as follows:


Class A Shares for the Period
November 13, 2002++ to                                       Dollar
August 31, 2003++++                       Shares             Amount

Shares sold                            1,728,903    $    17,289,025
Shares issued to shareholders
in reinvestment of dividends               1,644             16,277
                                 ---------------    ---------------
Total issued                           1,730,547         17,305,302
Shares redeemed                        (222,893)        (2,261,216)
                                 ---------------    ---------------
Net increase                           1,507,654    $    15,044,086
                                 ===============    ===============

++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

++++Effective April 14, 2003, Class D Shares were redesignated Class
A Shares.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



Notes to Financial Statements (concluded)


Class B Shares for the Period
November 13, 2002++ to                                       Dollar
August 31, 2003                           Shares             Amount

Shares sold                           12,121,294    $   121,213,321
Shares issued to shareholders
in reinvestment of dividends              11,179            110,673
                                 ---------------    ---------------
Total issued                          12,132,473        121,323,994
Shares redeemed                        (748,110)        (7,526,686)
                                 ---------------    ---------------
Net increase                          11,384,363    $   113,797,308
                                 ===============    ===============

++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



Class C Shares for the Period
November 13, 2002++ to                                       Dollar
August 31, 2003                           Shares             Amount

Shares sold                           10,623,580    $   106,236,510
Shares issued to shareholders
in reinvestment of dividends               9,891             97,927
                                 ---------------    ---------------
Total issued                          10,633,471        106,334,437
Shares redeemed                        (831,035)        (8,359,445)
                                 ---------------    ---------------
Net increase                           9,802,436    $    97,974,992
                                 ===============    ===============

++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.



Class I Shares for the Period
November 13, 2002++ to                                       Dollar
August 31, 2003++++                       Shares             Amount

Shares sold                            2,268,099    $    22,681,653
Shares issued to shareholders
in reinvestment of dividends               2,138             21,183
                                 ---------------    ---------------
Total issued                           2,270,237         22,702,836
Shares redeemed                        (589,047)        (5,969,011)
                                 ---------------    ---------------
Net increase                           1,681,190    $    16,733,825
                                 ===============    ===============

++Prior to November 13, 2002 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

++++Effective April 14, 2003, Class A Shares were redesignated Class
I Shares.


5. Short-Term Borrowings:
The Fund, along with certain other funds managed by MLIM and its affiliates, is a party to a $500,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Fund may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Fund may borrow up to the maximum amount allowable under the Fund's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Fund pays a commitment fee of ..09% per annum based on the Fund's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 29, 2002, the credit agreement was renewed for one year under the same terms, except that the total commitment was reduced from $1,000,000,000 to $500,000,000. The Fund did not borrow under the credit agreement during the period November 13, 2002 to August 31, 2003.


6. Distributions to Shareholders:
The tax character of distributions paid during the period November 13, 2002 to August 31, 2003 was as follows:

                                                       8/31/2003

Distributions paid from ordinary income             $       250,013
                                                    ---------------
Total taxable distributions                         $       250,013
                                                    ===============


As of August 31, 2003, the components of accumulated earnings on a tax basis were as follows:


Undistributed ordinary income--net                  $       188,905
Undistributed long-term capital gains--net                       --
                                                    ---------------
Total undistributed earnings--net                           188,905
Capital loss carryforward                                        --
Unrealized gains--net                                    8,768,834*
                                                    ---------------
Total accumulated earnings--net                     $     8,957,739
                                                    ===============

*The difference between book-basis and tax-basis net unrealized gains is attributable primarily to the tax deferral of losses on wash sales and the deferral of post-October capital losses for tax purposes.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003



Independent Auditors' Report


To the Shareholders and Board of Trustees,
Merrill Lynch Fundamental Growth Principal Protected Fund

We have audited the accompanying statement of assets and liabilities of Merrill Lynch Fundamental Growth Principal Protected Fund, including the schedule of investments, as of August 31, 2003, and the related statement of operations, the statement of changes in net assets and the financial highlights for the period November 13, 2002 (commencement of operations) through August 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of August 31, 2003 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Merrill Lynch Fundamental Growth Principal Protected Fund at August 31, 2003, the results of its operations, the changes in its net assets and the financial highlights for the period November 13, 2002 through August 31, 2003 in conformity with accounting principles generally accepted in the United States.


(Ernst & Young LLP)
MetroPark, New Jersey
October 22, 2003



Important Tax Information (unaudited)


All of the ordinary income distributions paid by Merrill Lynch Fundamental Growth Principal Protected Fund to the shareholders of record on December 20, 2002 qualifies for the dividends received deduction for corporations. Additionally, 85% of such ordinary income distributions was attributable to Federal obligations.

The law varies in each state as to whether and what percentage of dividend income attributable to Federal obligations is exempt from state income tax. We recommend that you consult your tax advisor to determine if any portion of the dividends you received is exempt from state income taxes.

Please retain this information for your records.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003


Officers and Trustees (unaudited)

                                                                                            Number of
                                                                                            Portfolios in   Other Public
                        Position(s)  Length                                                 Fund Complex    Directorships
                        Held         Of Time                                                Overseen by     Held by
Name, Address & Age     with Fund    Served   Principal Occupation(s) During Past 5 Years   Trustee         Trustee
Interested Trustee


Terry K. Glenn*         President    2002 to  President and Chairman of Merrill Lynch       122 Funds       None
P.O. Box 9011           and          present  Investment Managers, L.P. ("MLIM")/Fund       163 Portfolios
Princeton,              Trustee               Asset Management, L.P. ("FAM")--Advised
NJ 08543-9011                                 Funds since 1999; Chairman (Americas Region)
Age: 62                                       of MLIM from 2000 to 2002; Executive Vice
                                              President of MLIM and FAM (which terms as
                                              used herein include their corporate
                                              predecessors) from 1983 to 2002; President
                                              of FAM Distributors, Inc. ("FAMD") from
                                              1986 to 2002 and Director thereof from 1991
                                              to 2002; Executive Vice President and Director
                                              of Princeton Services, Inc. ("Princeton
                                              Services") from 1993 to 2002; President
                                              of Princeton Administrators, L.P. from 1989
                                              to 2002; Director of Financial Data Services,
                                              Inc. since 1985.


*Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which MLIM or FAM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with MLIM, FAM, FAMD, Princeton Services and
Princeton Administrators, L.P. The Trustee's term is unlimited.
Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72. As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.




Independent Trustees*


David O. Beim           Trustee      2002 to  Professor of Finance and Economics at the     10 Funds        None
P.O. Box 9095                        present  Columbia University Graduate School of        17 Portfolios
Princeton,                                    Business since 1991; Chairman of Wave
NJ 08543-9095                                 Hill, Inc. since 1990; Chairman of Outward
Age: 63                                       Bound U.S.A. from 1997 to 2002; Trustee of
                                              Phillips Exeter Academy.


James T. Flynn          Trustee      2002 to  Chief Financial Officer of J.P. Morgan &      10 Funds        None
P.O. Box 9095                        present  Co., Inc. from 1990 to 1995.                  17 Portfolios
Princeton,
NJ 08543-9095
Age: 63


Todd Goodwin            Trustee      2002 to  General Partner of Gibbons, Goodwin,          9 Funds         None
P.O. Box 9095                        present  van Amerongen (investment banking firm)       16 Portfolios
Princeton,                                    since 1984.
NJ 08543-9095
Age: 72


George W. Holbrook      Trustee      2002 to  Managing Partner of Bradley Resources         9 Funds         Thoratec
P.O. Box 9095                        present  Company (private investment company) and      16 Portfolios   Laboratories
Princeton,                                    associated with that Firm and its                             Corporation
NJ 08543-9095                                 predecessors since 1953; Director of
Age: 72                                       Thoratec Laboratories Corporation
                                              (medical device manufacturers).


W. Carl Kester          Trustee      2002 to  Mizuho Financial Group Professor of Finance,  10 Funds        None
P.O. Box 9095                        present  Senior Associate Dean and Chairman of         17 Portfolios
Princeton,                                    the MBA Program of Harvard University
NJ 08543-9095                                 Graduate School of Business Administration
Age: 51                                       since 1999; Serves on the Board of Advisors
                                              of Security Leasing Partners.


Karen P. Robards        Trustee      2002 to  President of Robards & Company, a financial   10 Funds        None
P.O. Box 9095                        present  advisory firm providing services to           17 Portfolios
Princeton,                                    companies in the health care industry;
NJ 08543-9095                                 Director of Enable Medical Corporation
Age: 53                                       since 1996; Director of Atricure, Inc.
                                              since 2000; Founder and President of The
                                              Cooke Center for Learning and Development,
                                              a non profit educational organization since
                                              1987.


*The Trustee's term is unlimited. Trustees serve until their resignation, removal or death, or until December 31 of the year in which they turn 72.



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003


Officers and Trustees (unaudited)(concluded)

                        Position(s)  Length
                        Held         Of Time
Name, Address & Age     with Fund    Served*  Principal Occupation(s) During Past 5 Years
Fund Officers


Donald C. Burke         Vice         2002 to  First Vice President of MLIM and FAM since 1997 and Treasurer thereof
P.O. Box 9011           President    present  since 1999; Senior Vice President and Treasurer of Princeton Services
Princeton,              and                   since 1999; Vice President of FAMD since 1999; Director of MLIM Taxation
NJ 08543-9011           Treasurer             since 1990.
Age: 43


Robert C. Doll, Jr.     Senior       2002 to  President of MLIM and member of the Executive Management Committee of ML&Co.,
P.O. Box 9011           Vice         present  Inc. since 2001; Global Chief Investment Officer and Senior Portfolio Manager
Princeton,              President             of MLIM since 1999; Chief Investment Officer of Equities at Oppenheimer Funds,
NJ 08543-9011                                 Inc. from 1990 to 1999 and Chief Investment Officer thereof from 1998 to 1999;
Age: 49                                       Executive Vice President of Oppenheimer Funds, Inc. from 1991 to 1999.


Phillip S. Gillespie    Secretary    2003 to  First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM
P.O. Box 9011                        present  from 2000 to 2001; Vice President of MLIM from 1999 to 2000 and Attorney
Princeton,                                    thereof since 1998; Assistant General Counsel of Chancellor LGT Asset
NJ 08543-9011                                 Management, Inc. from 1997 to 1998.
Age: 39


*Officers of the Fund serve at the pleasure of the Board of Trustees.


Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.



Custodian
Brown Brothers Harriman & Co.
40 Water Street
Boston, MA 02109-3661


Transfer Agent
Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-637-3863



MERRILL LYNCH FUNDAMENTAL GROWTH PRINCIPAL PROTECTED FUND
AUGUST 31, 2003




Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request--

The registrant has adopted a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer and principal accounting officer, or persons performing similar functions. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-MER-FUND (1-800-637-3863).

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/ independence of more than one financial expert) If no, explain why not. -

The registrant's board of directors has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent: (1) David O. Beim, (2) W. Carl Kester, (3) James T. Flynn and (4) Karen P. Robards.

The Board of Directors/Trustees of the Mercury/Boston Cluster
Merrill Lynch Funds determined that David O. Beim, W. Carl Kester and Karen P. Robards qualify as financial experts pursuant to Item 3(c)(4) of Form N-CSR.

Mr. Beim has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. For 25 years, Mr. Beim was an investment banker actively engaged in financial analysis for securities transactions and mergers. These transactions presented a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements. Mr. Beim has also been a professor of finance and economics at the Columbia University Graduate School of Business for the past 11 years.

Prof. Kester has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Prof. Kester has been involved in providing valuation and other financial consulting services to corporate clients since 1978. Prof. Kester's financial consulting services present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant's financial statements.

Ms. Robards has a thorough understanding of generally accepted accounting principles, financial statements and internal control over financial reporting as well as audit committee functions. Ms. Robards has been President of Robards & Company, a financial advisory firm, since 1987. Ms. Robards was formerly an investment banker for more than 10 years where she was responsible for evaluating and assessing the performance of companies based on their financial results. Ms. Robards has over 30 years of experience analyzing financial statements. She also is the member of the Audit Committees of two privately held companies and a non-profit organization.

Item 4 - Disclose annually only (not answered until December 15,
2003)

(a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

(b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs
(a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

(e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

(e)(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

(f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

(h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees. N/A

(Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A

Item 8--Reserved

Item 9(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

Item 9(b)--There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act. Attached hereto.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch Fundamental Growth Principal Protected Fund


By:    _/s/ Terry K. Glenn_______
       Terry K. Glenn,
       President of
       Merrill Lynch Fundamental Growth Principal Protected Fund


Date: October 24, 2003


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    _/s/ Terry K. Glenn________
       Terry K. Glenn,
       President of
       Merrill Lynch Fundamental Growth Principal Protected Fund


Date: October 24, 2003


By:    _/s/ Donald C. Burke________
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch Fundamental Growth Principal Protected Fund


Date: October 24, 2003




Attached hereto as a furnished exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.